Related Party Transactions - Summary of Common Shares Outstanding and Percentage Control of the Company (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of Shares	75,581,381	39,907,681
Percentage of ownership	100.00%	100.00%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Number of Shares	70,168	60,168
Percentage of ownership	0.09%	0.15%
Key management personnel of entity or parent [member] | John Barker [member]
Disclosure of transactions between related parties [line items]
Number of Shares	42,714	32,714
Percentage of ownership	0.06%	0.08%
Key management personnel of entity or parent [member] | Stephen Randall [member]
Disclosure of transactions between related parties [line items]
Number of Shares	22,993	22,993
Percentage of ownership	0.03%	0.06%
Key management personnel of entity or parent [member] | David McNally [member]
Disclosure of transactions between related parties [line items]
Number of Shares	4,167	4,167
Percentage of ownership	0.01%	0.01%
Key management personnel of entity or parent [member] | John Schellhorn [member]
Disclosure of transactions between related parties [line items]
Number of Shares	294	294
Percentage of ownership	0.00%	0.00%